Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Schedule of Inventory
	June 30,	December 31,
	2012	2011
	(Unaudited)
Raw materials	$48,865,084	$26,226,388
Finished goods	20,219,210	10,891,825
Work-in-process	3,963,955	1,827,755

Total	$73,048,249	$38,945,968

	As of December 31,
	2011	2010
Raw materials	$26,226,388	$53,160,604
Finished goods	10,891,825	30,024,896
Work-in-process	1,827,755	3,646,056

Total	$38,945,968	$86,831,556